                                          NEW YORK LIFE INSURANCE COMPANY
                                          1 Rockwood Road
                                          Sleepy Hollow, NY 10591
                                          Phone : (914) 846-3888
                                          E-mail : laura_bramson@newyorklife.com
                                          www.newyorklife.com

                                          LAURA M. BRAMSON
                                          Assistant General Counsel

VIA EDGAR

May 4, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Multi-Funded Annuity Separate Account - II
     File No. 2-86084

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 14, 2009 as part of the Registrant's most recent post-effective amendment to the registration statement; and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 14, 2009.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,


/s/ Laura M. Bramson

Laura M. Bramson